Operating Expenses - Schedule of Expenses (Details)		6 Months Ended			12 Months Ended
		Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Jun. 30, 2024 AED (د.إ)	Dec. 31, 2024 AED (د.إ)
Schedule of Expenses [Abstract]
Employees benefit expenses		$ 1,444,294	د.إ 5,303,448	د.إ 5,252,000
Accommodation expenses		52,186	191,627	170,392
Rent expenses	[1]	31,206	114,590	117,573
Depreciation of property plant and equipment (note 6)		175,412	644,113	487,543
Depreciation of right of use asset (note 8)		130,968	480,915	475,543	د.إ 981,439
Utilities and office expenses		52,795	193,862	256,646
Telephone expenses		10,748	39,465	36,154
Government and license fee		2,467	9,060	2,340
Transport expenses		25,462	93,497	145,254
Repairs and maintenance		13,541	49,720	67,329
Bank charges		11,300	41,491	41,547
Professional fee		338,984	1,244,745	970,768
IT expenses		47,668	175,036	236,153
Amortization (note 7)		1,972	7,242	4,118
Foreign exchange loss or gain		29,445	108,122
Management Fees		110,639	406,266	478,114
Administrative Expenses		2,479,087	9,103,199	8,741,474
Research and development cost		259,398	952,509	1,781,994
Profit distribution expense		7,989	29,337
Marketing expenses		$ 427,677	د.إ 1,570,429	د.إ 726,740

[1]	The Company adopted IFRS 16 Leases with effect from January 1, 2019. There were no right of use assets and corresponding lease liability recognized as the lease considered as short-term lease.